Finance Lease Obligation (Schedule of Finance Lease Obligation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010
Disclosure of recognised finance lease as assets by lessee [abstract]
Leasing institution		€ 4,020
Current maturities		330
Leasing institution-long term		€ 3,690
Linkage terms	EURIBOR	EURIBOR
Interest rate	3.50%	3.50%	3.43%